INTANGIBLE ASSETS - Changes in the net carrying amount of intangible assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	$ 983.1	$ 1,224.0
Impairment losses		13.8	$ 0.8
Balance at the end of the period	1,135.3	983.1	1,224.0
Spectrum licence
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	475.8
Balance at the end of the period	475.8	475.8
Software
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	373.8
Balance at the end of the period	427.8	373.8
Customer relationships, naming rights and other
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	59.2
Balance at the end of the period	55.4	59.2
Broadcasting licences, trademarks and sport franchises
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	9.5
Balance at the end of the period	9.5	9.5
Projects under development
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	64.8
Balance at the end of the period	166.8	64.8
Cost
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	1,956.2	2,084.2
Additions	197.4	141.9
Net change in additions financed with accounts payable	64.6	26.2
Reclassification to assets held for sale	(5.1)
Retirement, disposals and other	(23.6)	(296.1)
Balance at the end of the period	2,189.5	1,956.2	2,084.2
Cost | Spectrum licence
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	723.5	1,006.9
Retirement, disposals and other		(283.4)
Balance at the end of the period	723.5	723.5	1,006.9
Cost | Software
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	927.1	811.0
Additions	100.9	77.7
Net change in additions financed with accounts payable	(3.5)	13.9
Reclassification	50.4	32.1
Retirement, disposals and other	(7.2)	(7.6)
Balance at the end of the period	1,067.7	927.1	811.0
Cost | Customer relationships, naming rights and other
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	120.7	121.1
Additions	2.6	2.4
Reclassification to assets held for sale	(5.1)
Retirement, disposals and other	1.2	(2.8)
Balance at the end of the period	119.4	120.7	121.1
Cost | Broadcasting licences, trademarks and sport franchises
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	120.1	120.1
Retirement, disposals and other	(8.0)
Balance at the end of the period	112.1	120.1	120.1
Cost | Projects under development
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	64.8	25.1
Additions	93.9	61.8
Net change in additions financed with accounts payable	68.1	12.3
Reclassification	(50.4)	(32.1)
Retirement, disposals and other	(9.6)	(2.3)
Balance at the end of the period	166.8	64.8	25.1
Accumulated depreciation and impairment losses
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	(973.1)	(860.2)
Amortization	105.5	103.8
Reclassification to assets held for sale	3.5
Impairment losses		13.8
Retirement, disposals and other	20.9	4.7
Balance at the end of the period	(1,054.2)	(973.1)	(860.2)
Accumulated depreciation and impairment losses | Spectrum licence
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	(247.7)	(247.7)
Balance at the end of the period	(247.7)	(247.7)	(247.7)
Accumulated depreciation and impairment losses | Software
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	(553.3)	(461.8)
Amortization	96.5	93.0
Impairment losses		1.4
Retirement, disposals and other	9.9	2.9
Balance at the end of the period	(639.9)	(553.3)	(461.8)
Accumulated depreciation and impairment losses | Customer relationships, naming rights and other
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	(61.5)	(48.1)
Amortization	9.0	10.8
Reclassification to assets held for sale	3.5
Impairment losses		4.4
Retirement, disposals and other	3.0	1.8
Balance at the end of the period	(64.0)	(61.5)	(48.1)
Accumulated depreciation and impairment losses | Broadcasting licences, trademarks and sport franchises
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	(110.6)	(102.6)
Impairment losses		8.0
Retirement, disposals and other	8.0
Balance at the end of the period	$ (102.6)	$ (110.6)	$ (102.6)